Financial risks management - Interest rate risk - Group's exposure (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Fixed rate instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 2,835.8	$ 3,189.3
Financial liabilities	(5,667.0)	(5,940.5)
Net financial assets and liabilities	(2,831.2)	(2,751.2)
Variable rate instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		3.7
Financial liabilities	(59.5)	(75.2)
Net financial assets and liabilities	$ (59.5)	$ (71.5)